BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash	$ 18,760	$ 6,309
Security deposits	6,050	6,050		10,750
TOTAL CURRENT ASSETS	24,810	12,359		10,750
TOTAL ASSETS	24,810	12,359		10,750
CURRENT LIABILITIES
Due to related party	103,777
Outstanding checks in excess of bank balance			(71)	71
TOTAL CURRENT LIABILITIES	103,777			71
STOCKHOLDERS' EQUITY
Preferred stock
Common stock	464,489	298,645		163,645
Additional paid in capital	148,192,225	132,189,630		113,312,040
Deficit accumulated during the development stage	(148,735,680)	(132,475,916)		(113,465,006)
TOTAL STOCKHOLDERS' EQUITY	(78,967)	12,359		10,679
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 24,810	$ 12,359		$ 10,750